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March 23, 2000


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Peoples Benefit Life Insurance Company Separate Account V -
     Advisor's Edge Variable Annuity, Advisor's Edge Select Variable Annuity and Dimensional Variable Annuity
     File No.33-80958, 811-6564, CIK 884067
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies:
Endeavor Series Trust; DFA Investment Dimensions Group, Inc.; Federated Insurance Series; Montgomery Funds III; SteinRoe Variable Investment Trust; Strong Variable Insurance Funds, Inc.; Wanger Advisors Trust, Warburg Pincus Trust and WRL Series Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

 . Endeavor Series Trust (CIK: 847254) filed February 29, 2000
 . DFA Investment Dimensions Group, Inc. (CIK: 355437) filed February 8, 2000 . Federated Insurance Series (CIK: 912577) filed February 14, 2000
 . Montgomery Funds III (CIK: 930648) filed March 2, 2000
 . SteinRoe Variable Investment Trust (CIK: 815425) filed March 22, 2000
 . Strong Variable Insurance Funds, Inc. (CIK: 883644) filed March 10, 2000
 . Wanger Advisors Trust (CIK: 929521) filed February 28, 2000
 . Warburg Pincus Trust (CIK: 941568) filed February 29, 2000
 . WRL Series Fund, Inc. (CIK: 778207) filed February 29, 2000

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/  Gregory E. Miller-Breetz


Gregory E. Miller-Breetz
Assistant General Counsel